Fair Value Measurements - Summary of Financial Instruments Designated at Fair Value Through Profit or Loss (Details) - CAD ($) $ in Millions	Apr. 30, 2026	Oct. 31, 2025
Securities
Amortized cost	$ 91,678	$ 96,610
Loans
Consumer instalment and other personal	92,380	92,741
Credit cards	11,986	12,649
Business and government	385,632	380,788
Deposits	966,901	976,202
Securitization and structured entities’ liabilities	63,537	51,562
Other liabilities	43,435	37,549
Subordinated debt	8,336	8,500
Financial liabilities at fair value through profit or loss, category
Loans
Securitization and structured entities’ liabilities	45,233	31,351
Structured note liabilities	53,455	49,093
Money market deposits	271	1,129
Embedded options related to structured deposits carried at amortized cost	2,355	1,967
Metal deposits	6,385	3,973
FVOCI securities
Loans
Business and government	423	14
Loans: Residential mortgages | FVTPL loans | Stage 1
Loans
FVTPL loans	68
Loans: Business and government | FVTPL loans | Stage 1
Loans
FVTPL loans	12,823	13,231
Carrying value | Not Carried at Fair Value
Loans
Residential mortgages	193,527	195,708
Consumer instalment and other personal	91,466	91,867
Credit cards	11,335	11,997
Business and government	369,108	364,265
Loans net of allowance for loan losses	665,436	663,837
Deposits	904,435	920,040
Securitization and structured entities’ liabilities	18,304	20,211
Other liabilities	3,066	3,103
Subordinated debt	8,336	8,500
Fair value
Securities
Amortized cost	86,022	90,448
Fair value | Not Carried at Fair Value
Loans
Residential mortgages	192,635	194,755
Consumer instalment and other personal	91,576	91,937
Credit cards	11,335	11,997
Business and government	369,491	364,866
Loans net of allowance for loan losses	665,037	663,555
Deposits	904,402	920,927
Securitization and structured entities’ liabilities	18,008	20,100
Other liabilities	2,942	2,953
Subordinated debt	8,537	8,756
Financial assets or liabilities, measured at fair value
Loans
Loans	13,314	13,324
Financial assets or liabilities, measured at fair value | Loans: Residential mortgages
Loans
Loans	68	79
Financial assets or liabilities, measured at fair value | Loans: Business and government
Loans
Loans	$ 13,246	$ 13,245